Condensed Interim Unaudited Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalent	$ 1,208	$ 2,640
Other receivables	376	236
Restricted deposit	35	40
Total current assets	1,619	2,916
Non-current assets:
Property, plant and equipment, net	77	85
Operating right of use assets	123	162
Restricted deposit	22	22
Total non-current assets	222	269
Total assets	1,841	3,185
Current liabilities:
Trade payables	1,483	1,459
Other payables	2,025	2,000
Total current liabilities	3,508	3,459
Non Current liabilities:
Operating long term lease liability	36	73
Liability in respect of warrants		1,412
Total non-current liabilities	36	1,485
Total liabilities	3,544	4,944
Shareholders’ equity:
Authorized: 60,000,000 shares at June 30, 2024 and December 31, 2023; Issued and outstanding: 18,055,006 and 15,379,042 shares at June 30, 2024 and December 31, 2023, respectively
Share premium and capital reserve	30,679	24,362
Accumulated deficit	(32,382)	(26,121)
Total Shareholders’ equity (deficit)	(1,703)	(1,759)
Total liabilities and shareholders’ equity (deficit)	$ 1,841	$ 3,185